ACQUISITION OF 10062771 MANITOBA LTD. (Tables)	12 Months Ended
Jun. 30, 2021
ACQUISITION OF 10062771 MANITOBA LTD. (Tables)
Schedule of intangible assets
Cash consideration	150,000
Consideration received by Manitoba Ltd.	(150,000)
Non-controlling interest	144,118
Deferred taxliability	45,359
Fair value of identifiable assets	(21,478)
Fair value of licenses	167,999

Schedule of assets acquired and liabilities assumed
$
Cash	29,795
Prepaid expenses	4,595
Inventory	72,265
Furnitures and fixtures	12,251
Leasehold improvements	3,889
Right-of-use asset	101,333
Lease liability	(101,333)
Liabilities assumed	(101,317)
Total identifiable net assets acquired	21,478